WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 94.0%
Alabama - 0.7%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants, Series D	5.000%	10/1/22	$2,000,000	$2,184,560
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,490,320
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	3,750,000	4,069,537	(a)(b)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	6,500,000	7,143,500	(c)

Total Alabama				17,887,917

Alaska - 0.1%
Alaska State Housing Finance Corp.:
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,142,810
State Capital Project, Series B	4.000%	12/1/36	750,000	854,535
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	750,000	924,368

Total Alaska				2,921,713

Arizona - 2.2%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/37	700,000	818,811
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	994,270
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	2,585,000	3,370,530
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	8,322,320	(a)(b)(d)
Intel Corp. Project	5.000%	6/3/24	8,900,000	10,197,531	(a)(b)(d)
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	3,400,000	3,791,306	(c)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,640,880
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	4,511,979	(d)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	5,205,193	(d)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	6,135,663	(d)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,776,784
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,732,834

Total Arizona				54,498,101

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report	1

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 13.3%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$3,000,000	$3,540,750
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,934,748
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,557,037
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,281,434
Series A, Refunding	5.000%	5/1/29	1,255,000	1,459,690
Series A, Refunding	5.000%	5/1/30	1,700,000	1,972,578
Series A, Refunding	5.000%	5/1/31	1,850,000	2,140,690
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.710%	4/1/24	3,000,000	3,079,470	(a)(b)
San Francisco Bay Area, Series C-1, (SIFMA Municipal Swap Index Yield + 0.900%)	2.510%	5/1/23	30,000,000	30,515,400	(a)(b)
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/33	1,000,000	1,242,970
UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	7,338,960
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	4,500,000	5,256,675	(d)
Senior Lien, LINXS APM Project	5.000%	12/31/34	4,550,000	5,455,495	(d)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	568,755	(d)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,619,170
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	8,190,000	8,963,136	(c)(d)
San Diego County Water Authority Desalination Project	5.000%	7/1/39	1,500,000	1,803,060	(c)

See Notes to Schedule of Investments.

2	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Public Works Board, Lease Revenue:
Various Capital Projects, Series A	5.250%	10/1/25	$4,000,000	$4,291,640
Various Capital Projects, Series A	5.250%	10/1/26	4,385,000	4,702,342
Various Capital Projects, Series A	5.000%	10/1/27	5,180,000	5,526,024
California State, GO:
Bid Group C, Refunding	5.000%	8/1/33	10,000,000	12,136,300
Various Purpose, Refunding	5.000%	4/1/28	7,000,000	8,975,820
Various Purpose, Refunding	5.000%	10/1/29	5,250,000	6,907,477
Various Purpose, Refunding	5.000%	9/1/35	3,500,000	4,243,295
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	3,142,734
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,745,000	9,433,756	(c)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	5,942,700
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,534,630
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	8,275,260
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,528,678
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	6,359,450
Senior Proposition C, Series B	5.000%	7/1/35	7,485,000	9,494,498
Los Angeles, CA, Department of Airports Revenue:
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,183,650	(d)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,181,060	(d)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	3,008,450	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,239,470	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	2,095,189	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,573,771	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report	3

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/37	$1,775,000	$2,185,362	(d)
Subordinated, Series C	5.000%	5/15/37	4,925,000	5,945,608	(d)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series B, Refunding	5.000%	7/1/38	5,525,000	6,683,095
Series C	5.000%	7/1/36	6,450,000	7,949,302
Series C	5.000%	7/1/37	3,000,000	3,686,250
Metropolitan Water District of Southern California, Water Revenue:
Refunding	5.000%	1/1/37	1,785,000	2,277,571
Series B, Refunding	5.000%	1/1/38	3,015,000	3,826,156
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue, Series B	5.000%	10/1/27	10,000,000	10,295,000
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	1,200,000	1,379,364	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,875,000	2,391,694
Series B	6.125%	11/1/29	17,865,000	22,798,956
Northern California Power Agency Revenue, Lodi Energy Center, Series A	5.000%	6/1/20	2,000,000	2,033,060
Rancho, CA, Water District Financing Authority Revenue, Series A	4.000%	8/1/37	3,335,000	3,962,147
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	6,043,060
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	670,000	725,751
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,000,000	4,586,080	(e)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	7,949,250
Series A, Refunding	5.000%	10/1/37	1,500,000	1,897,410
Series A, Refunding	5.000%	10/1/43	3,000,000	3,713,910
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	8,429,781
Series A, Refunding	5.000%	8/1/35	3,115,000	3,940,818
Series A, Refunding	5.000%	8/1/36	1,000,000	1,259,750

See Notes to Schedule of Investments.

4	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project, Refunding	5.250%	7/1/21	$1,000,000	$1,064,740	(f)
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,244,320
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,861,170
San Francisco City & County Airport Commission, San Francisco International Airport Revenue, Series A	5.000%	1/1/34	1,000,000	1,231,820	(d)
San Mateo, CA, Foster City PFA, Wastewater Revenue, Clean Water Program	4.000%	8/1/44	3,000,000	3,434,370
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,423,940
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,895,355
Series 2018	5.000%	8/1/43	2,000,000	2,461,360
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	2,000,000	1,998,500
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	808,964
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,227,110
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,224,150
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	915,158
University of California, General Revenue, Refunding	5.000%	5/15/37	4,500,000	5,543,280

Total California				335,799,824

Colorado - 3.0%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	525,555
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A-2	5.000%	8/1/44	5,500,000	6,486,810

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report	5

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Sisters of Charity Leavenworth Health System Inc., Series A	5.250%	1/1/25	$6,000,000	$6,000,000
Sisters of Charity Leavenworth Health System Inc., Series B	5.250%	1/1/25	6,735,000	6,735,000
Sisters of Charity Leavenworth Health System Inc., Series B	5.000%	1/1/30	13,500,000	13,500,000
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	5,235,216	(d)
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding	5.000%	12/15/27	255,000	295,040
Series 2020, Refunding	5.000%	12/1/26	385,000	446,912	(g)
Series 2020, Refunding	5.000%	12/1/28	415,000	493,082	(g)
E-470 Public Highway Authority Revenue, CO:
Series C	5.250%	9/1/25	7,105,000	7,293,638
Series C	5.375%	9/1/26	3,000,000	3,079,950
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	11,875,000	13,156,431
Series 2008	6.250%	11/15/28	8,000,000	10,223,440
Regional Transportation District, CO, COP, Series A, Unrefunded	5.000%	6/1/25	865,000	878,935

Total Colorado				74,350,009

Connecticut - 1.2%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,382,323
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,369,320
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	6,007,300
Connecticut State, GO:
Series A	5.000%	4/15/28	3,700,000	4,629,662
Series A	5.000%	4/15/30	750,000	945,248
Series E	5.000%	10/15/34	2,900,000	3,441,372
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	1,750,000	2,131,867
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,526,660

See Notes to Schedule of Investments.

6	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	$2,200,000	$2,758,778
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,498,589

Total Connecticut				29,691,119

Delaware - 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	5,194,163

District of Columbia - 0.7%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	300,000	315,012
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	545,315
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	539,625
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,738,056
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,907,800
District of Columbia Water & Sewer Authority Revenue:
Subordinated Lien, Series A	5.000%	10/1/37	1,290,000	1,630,263
Subordinated Lien, Series C	1.750%	10/1/24	4,250,000	4,331,005	(a)(b)

Total District of Columbia				18,007,076

Florida - 4.3%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	2,092,318	(d)
Series 2017	5.000%	10/1/42	1,500,000	1,767,135	(d)
Series A	5.000%	10/1/27	1,750,000	2,159,692	(d)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	10,155,000	12,604,894	(d)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,748,800
Series A, Refunding	5.000%	7/1/28	5,500,000	6,506,775
Series A, Refunding	5.000%	7/1/30	5,000,000	5,885,150
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,506,688
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,201,860
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/22	1,860,000	2,006,921
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	7,072,585
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	2,099,063	(c)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report	7

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	$2,000,000	$2,347,000
Series A, Refunding	5.000%	10/1/27	3,000,000	3,506,670
Series A, Refunding	5.000%	10/1/28	1,000,000	1,165,390
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	5,220,630
Lee County, FL, Airport Revenue:
Series A, Refunding, AGM	5.000%	10/1/21	12,245,000	12,361,572	(d)
Series A, Refunding, AGM	5.000%	10/1/22	8,000,000	8,072,800	(d)
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,458,700
Series B, Refunding	5.000%	7/1/25	3,730,000	4,293,305
Series B, Refunding	5.000%	7/1/26	1,700,000	1,948,761
Series B, Refunding	5.000%	7/1/27	2,350,000	2,689,481
Series B, Refunding	5.000%	7/1/28	1,000,000	1,143,060
Series B, Refunding	5.000%	7/1/30	2,500,000	2,837,025
Series B, Refunding	5.000%	7/1/31	2,750,000	3,116,107
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,221,491
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	758,539
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,202,748
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	4,177,473
Sterling Hill, FL, Community Development District, Special Assessment Revenue, Series B	5.500%	11/1/10	560,651	353,210	*(h)

Total Florida				109,525,843

Georgia - 1.7%
Atlanta & Fulton County, GA, Recreational Authority Revenue, Zoo, Series A, NATL	5.000%	12/1/20	1,860,000	1,865,859
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	3,920,945
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,706,642

See Notes to Schedule of Investments.

8	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	$770,000	$926,541
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,675,975
Georgia State Higher Education Facilities
Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	2,010,640
Main Street Natural Gas Inc., GA, Gas Supply Revenue:
Series A	5.000%	5/15/33	2,750,000	3,366,550
Series B	5.000%	3/15/21	7,110,000	7,405,563
Series C	4.000%	9/1/26	13,750,000	15,568,850	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,291,400

Total Georgia				41,738,965

Illinois - 11.1%
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	1,870,000	2,139,000
Series C, Refunding	5.000%	12/1/24	2,500,000	2,790,250
Series C, Refunding	5.000%	12/1/25	1,000,000	1,134,070
Chicago, IL, Board of Education, Special Tax Revenue:
Dedicated Capital Improvement	5.000%	4/1/36	1,270,000	1,464,348
Dedicated Capital Improvement	5.000%	4/1/37	1,400,000	1,610,210
Dedicated Capital Improvement	5.000%	4/1/42	1,700,000	1,908,556
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	720,000	812,254
Series 2005D, Refunding	5.500%	1/1/34	3,180,000	3,604,562
Series A	5.000%	1/1/40	7,075,000	8,031,257
Series A	5.000%	1/1/44	2,200,000	2,476,782
Series A, Refunding	5.000%	1/1/34	2,350,000	2,549,468
Series B	5.500%	1/1/30	3,975,000	4,541,000
Series B, Refunding	5.500%	1/1/31	2,000,000	2,277,860
Series B, Refunding	5.500%	1/1/32	2,000,000	2,274,080
Series C, Refunding	5.000%	1/1/25	2,765,000	3,098,957
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,440,689
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,480,122
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,573,030

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report	9

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series B, Green Bond	5.000%	12/1/28	$1,425,000	$1,645,319
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,809,218
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,891,890
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,986,245
Series B, Green Bond	5.000%	12/1/33	1,820,000	2,080,679
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,181,220
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	7,445,000	9,067,712
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,556,524
Series A, Refunding	5.000%	1/1/33	2,000,000	2,282,680	(d)
Series B, Refunding	5.000%	1/1/33	4,500,000	5,207,895
Series B, Refunding	5.000%	1/1/34	10,505,000	12,141,049
Series C	5.000%	1/1/30	6,010,000	6,908,435	(d)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,763,130	(d)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,813,607
Second Lien	5.000%	1/1/31	1,500,000	1,655,145
Second Lien	5.000%	1/1/32	1,000,000	1,101,860
Second Lien	5.000%	1/1/33	1,035,000	1,139,349
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,630,680
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	2,023,690
Second Lien Project	5.000%	11/1/31	2,000,000	2,263,040
Second Lien Project	5.000%	11/1/33	1,500,000	1,691,595
Second Lien Project	5.000%	11/1/34	1,000,000	1,126,070
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,429,680
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,197,890
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	660,369
Property Tax	5.000%	1/1/30	885,000	1,056,071
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	799,211
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,637,050
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,998,400

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
State Tax Supported, Refunding, AGM	5.250%	6/15/32	$9,500,000	$10,667,550
Illinois State Toll Highway Authority:
Series 2019 C, Refunding	5.000%	1/1/25	8,450,000	9,932,975
Series 2019 C, Refunding	5.000%	1/1/26	12,000,000	14,465,280
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	598,368
Series A, Refunding, AGM	5.000%	4/1/28	475,000	574,855
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,553,546
Series 2016	5.000%	1/1/35	4,665,000	5,185,287
Series 2016, Refunding	5.000%	2/1/26	9,620,000	10,974,304
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,524,522
Series A	5.000%	12/1/42	4,745,000	5,307,994
Series A, Refunding	5.000%	10/1/27	12,805,000	14,934,343
Series A, Refunding	5.000%	10/1/28	4,000,000	4,690,800
Series B, Refunding	5.000%	10/1/27	3,000,000	3,498,870
Series C	5.000%	11/1/29	2,800,000	3,206,840
Series D	5.000%	11/1/26	2,750,000	3,148,888
Series D	5.000%	11/1/27	2,750,000	3,185,270
Series D	5.000%	11/1/28	3,750,000	4,320,862
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Refunding	5.000%	12/15/28	2,000,000	2,343,660
McCormick Place Expansion Project, Refunding	5.000%	12/15/30	625,000	725,500
McCormick Place Expansion Project, Refunding	5.000%	6/15/50	14,000,000	16,135,280	(g)
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	16,833,351
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	1,750,000	2,108,085
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,428,250
Series C, Refunding	5.000%	3/15/26	1,800,000	2,050,380

Total Illinois				280,347,258

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 1.9%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	$2,750,000	$2,850,072	(a)(b)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	2,500,000	2,516,100	(a)(b)
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	7,049,160
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,690,200
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	11,300,000	12,623,682
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,500,000	5,457,645	(d)
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	2,900,000	3,453,523	(d)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	800,000	869,208	(d)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	8,305,520

Total Indiana				47,815,110

Iowa - 0.2%
Iowa State Finance Authority Health Care Facilities Revenue:
Genesis Health System	5.000%	7/1/20	2,500,000	2,544,825
Genesis Health System, Unrefunded	5.000%	7/1/21	1,145,000	1,166,160
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	1,850,000	1,877,417

Total Iowa				5,588,402

Kansas - 0.1%
Kansas State Development Finance Authority Revenue, Sisters of Charity of Leavenworth Health System, Unrefunded	5.250%	1/1/25	395,000	395,000
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	868,682

Total Kansas				1,263,682

See Notes to Schedule of Investments.

12	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 2.5%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	$5,000,000	$4,969,550	(a)(b)(d)
Carroll County, KY, Pollution Control Revenue, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,951,880	(a)(b)
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives, Series B	2.700%	11/10/21	11,000,000	11,234,080	(a)(b)
Kentucky State PEA, Gas Supply Revenue:
Series B	4.000%	1/1/25	13,750,000	15,189,900	(a)(b)
Series C	4.000%	2/1/28	13,500,000	15,445,890	(a)(b)
Kentucky State Property & Building Commission Revenue, Project No. 122, Series A	4.000%	11/1/37	1,250,000	1,373,675
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,764,978
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,224,570
Louisville/Jefferson County, KY, Metropolitan Government, Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,248,695	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/23	1,600,000	1,720,032
Series B, Refunding	5.000%	1/1/24	1,350,000	1,531,994
Series B, Refunding	5.000%	1/1/27	650,000	786,903

Total Kentucky				63,442,147

Louisiana - 1.0%
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	5,028,591	(a)(b)
Parish of St. Charles, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,535,700	(a)(b)
Parish of St. John the Baptist, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	3,750,000	3,786,900	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,888,789
Refunding, AGM	5.000%	12/1/29	2,000,000	2,359,000

Total Louisiana				24,598,980

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.6%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	$1,750,000	$1,962,048
Series A	4.000%	7/1/44	3,250,000	3,646,695
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	718,400
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,699,250
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,853,878
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,193,410
Prince George’s County, MD, Consolidated Public Improvement Bonds, GO, Series A	5.000%	7/15/29	3,650,000	4,792,486

Total Maryland				15,866,167

Massachusetts - 1.6%
Berkshire, MA, Wind Power Cooperative Corp. Revenue:
Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/29	500,000	613,420
Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/30	440,000	536,593
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,255,560
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,503,520
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,248,240
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	2,212,636
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,515,404
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,403,600
Foxborough Regional Charter, Refunding	5.000%	7/1/37	1,000,000	1,138,940
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,826,955
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,557,324
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,415,678
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,604,747
Massachusetts State HEFA Revenue, UMass Memorial Health Care Inc., Series G	5.000%	7/1/20	2,500,000	2,544,575

See Notes to Schedule of Investments.

14	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State Port Authority Revenue, Series A	5.000%	7/1/33	$4,880,000	$6,118,056	(d)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,809,130

Total Massachusetts				40,304,378

Michigan - 3.1%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,230,640
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,500,080
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	9,112,488
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	5,304,465
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	7,780,000	8,215,135	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,235,960
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,302,400
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,774,245
Local Government Loan Program, Detroit Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,737,585
Local Government Loan Program, Detroit, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	13,405,435
Local Government Loan Program, Detroit, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	4,243,221
Local Government Loan Program, Detroit, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	809,592
Trinity Health Corp., Series A, Prerefunded	5.000%	12/1/27	40,000	41,395	(e)
Trinity Health Corp., Series A, Unrefunded	5.000%	12/1/27	4,460,000	4,607,671

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority, Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	$2,250,000	$2,684,497
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,532,695	(a)(b)(d)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,749,760	(d)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,375,878
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,886,377
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,277,649
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,147,260

Total Michigan				78,174,428

Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, C-1, AGC	5.000%	2/15/30	4,000,000	4,014,960

Missouri - 0.5%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,822,620	(d)
Kansas City, MO, Industrial Development Authority, Kansas City International Airport Terminal Modernization Project:
Series B	5.000%	3/1/35	3,250,000	3,973,190	(d)
Series B	5.000%	3/1/36	4,000,000	4,875,280	(d)
Kansas City, MO, Industrial Development Authority, Senior Living Facilities Revenue, Kingswood Project, Refunding	5.750%	11/15/36	1,460,000	1,169,723	*(c)(i)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,700,000	1,929,211

Total Missouri				13,770,024

Nebraska - 0.2%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	4,500,000	5,944,275

Nevada - 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	6,132,200

See Notes to Schedule of Investments.

16	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	$1,500,000	$1,516,020	(a)(b)(d)

New Jersey - 6.5%
Casino Reinvestment Development Authority,
NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,130,880
Refunding, AGM	5.000%	11/1/27	1,500,000	1,688,460
Refunding, AGM	5.000%	11/1/29	1,500,000	1,676,700
Refunding, AGM	5.000%	11/1/31	1,000,000	1,114,490
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,387,100
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,644,224
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,906,468
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,375,760
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,465,750
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,819,901
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,145,940
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.210%	3/1/28	20,000,000	20,072,800	(b)
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	13,099,639
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	12,245,758
New Jersey State EDA, Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,455,160
New Jersey State EDA, Special Facilities Revenue:
New Jersey American Water Co., Series C, Refunding	5.100%	6/1/23	6,075,000	6,156,283	(d)
New Jersey American Water Co., Series E, Refunding	4.700%	12/1/25	6,750,000	6,921,787	(d)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,700,000	1,969,450	(d)

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	$2,350,000	$2,764,094
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,318,040
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,379,736
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/24	1,500,000	1,719,540
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	7,608,640
Series A	5.000%	12/15/26	3,000,000	3,549,060
Series A	5.000%	12/15/27	10,000,000	11,961,500
Transportation Program, Series BB	4.000%	6/15/36	3,750,000	4,004,775
Transportation System, Series B	5.250%	6/15/24	7,000,000	7,417,760	(e)
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	10,710,990
Series A, Refunding	5.000%	1/1/33	10,230,000	12,145,465
Series G, Refunding	5.000%	1/1/35	4,345,000	5,344,698
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,868,800
Series A, Refunding	5.000%	6/1/36	3,000,000	3,558,870

Total New Jersey				164,628,518

New Mexico - 0.8%
Bernalillo County, NM, Gross Receipts Tax Revenue, Refunding, AMBAC	5.250%	10/1/21	1,100,000	1,179,431
Farmington, NM, PCR:
Arizona Public Service Co., Series B, Refunding	4.700%	9/1/24	16,000,000	16,414,560
Public Service Co. Project, Refunding	2.125%	6/1/22	1,965,000	1,984,100	(a)(b)

Total New Mexico				19,578,091

New York - 7.1%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	12,120,000
Long Island, NY, Power Authority, Series B, Refunding	5.000%	9/1/32	5,820,000	7,001,809
MTA, NY, Transportation Revenue, Series D	5.000%	11/15/25	5,000,000	5,379,550	(e)

See Notes to Schedule of Investments.

18	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam at Harborside, Series A	5.875%	1/1/23	$878,494	$879,697
Amsterdam at Harborside, Series C	2.000%	1/1/49	105,485	15,823
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,690,810
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,929,375
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,673,600
Refunding, Series S-2A, State Aid Withholding	5.000%	7/15/29	2,500,000	3,175,625
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	10,000,000	12,461,800
Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	9,418,244
State Supported, Series A	5.000%	3/15/40	6,000,000	7,202,760
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series A, Refunding	5.000%	3/15/44	9,565,000	11,696,082
Series A	5.000%	2/15/43	5,810,000	6,841,682
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	5,351,040
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,493,183
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	296,265
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,501,051
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	2,019,654
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	710,000	743,427	(d)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/35	$13,335,000	$14,264,583	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	8,523,920	(d)
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	3,885,000	4,053,997	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	11,250,000	13,578,300	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,123,820	(d)
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,765,850	(d)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,758,850	(d)
Series 194, Refunding	5.000%	10/15/33	10,000,000	11,922,500
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal, LLC Project	5.000%	12/1/20	700,000	722,988
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	2,465,000	2,985,288
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	615,305	(g)
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/37	1,375,000	1,686,520	(g)
Rensselaer Polytechnical Institute Project, Series A, Refunding	5.000%	9/1/30	3,000,000	3,076,020
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	3,000,000	3,451,230

Total New York				178,420,648

North Carolina - 1.1%
Charlotte, NC, COP, Series P	5.000%	6/1/44	2,380,000	2,947,535
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/36	1,100,000	1,393,282
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,886,280
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,254,110
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,695,255
North Carolina State Limited Obligation Revenue:
Series A	5.000%	5/1/31	4,215,000	5,418,635

See Notes to Schedule of Investments.

20	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Series A	5.000%	5/1/32	$2,000,000	$2,562,920
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	350,000	419,926
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,833,680
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	598,665
Wake County, NC, Limited Obligation	4.000%	9/1/38	3,605,000	4,155,664

Total North Carolina				27,165,952

Ohio - 0.5%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,830,253
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,563,688
Northeast Ohio Regional Sewer District Revenue, Waste Water Improvement, Series 2019, Refunding	4.000%	11/15/36	3,350,000	3,895,212
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	4,250,000	4,282,172	(a)(b)(d)
Ohio State Higher Educational Facility Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,232,260

Total Ohio				13,803,585

Oklahoma - 0.0%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	1,081,384	2,703	*(i)

Oregon - 1.0%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/30	3,170,000	3,833,069
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/36	2,000,000	2,384,880
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	2,000,000	1,380,080

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - (continued)
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/20	$5,000,000	$5,065,450
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	5,562,469
Port of Portland, OR, Airport Revenue, Series 24B	5.000%	7/1/42	1,530,000	1,783,322	(d)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood School Board Guaranty	5.000%	6/15/32	1,250,000	1,543,750
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,674,160

Total Oregon				25,227,180

Pennsylvania - 3.8%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	464,476
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	430,500
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center, (SIFMA Municipal Swap Index Yield + 1.500%)	3.110%	7/1/22	7,500,000	7,577,025	(a)(b)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,822,700
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/25	2,000,000	2,262,080
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/26	2,500,000	2,820,100
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	1,000,000	1,124,510
Penn State Health	4.000%	11/1/35	2,000,000	2,259,960
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,511,470
Pennsylvania State Economic Development Financing Authority:
Solid Waste Disposal Revenue, Republic Services Inc. Project	1.300%	4/1/20	6,885,000	6,885,000	(a)(b)(g)
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,750,000	1,770,878	(a)(b)(d)

See Notes to Schedule of Investments.

22	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Higher EFA Revenue, UPMC, Series E	5.000%	5/15/31	$9,200,000	$9,323,280
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.250%	12/1/31	6,750,000	7,286,287	(e)
Pennsylvania State, GO, Refunding	5.000%	7/15/29	9,500,000	12,268,300
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	7,589,202	(d)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,954,851	(d)
Philadelphia, PA, Authority for Industrial Development Lease Revenue, Refunding	5.000%	10/1/30	3,500,000	4,527,005
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,615,655
Series B	5.000%	2/1/36	1,500,000	1,862,415
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,674,547
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,627,158
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,869,693

Total Pennsylvania				94,527,092

Puerto Rico - 0.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	11,600,000	12,095,900
Puerto Rico Electric Power Authority Revenue:
Series A	5.050%	7/1/42	950,000	722,000	*(i)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	2,629,600	*(i)
Series TT	5.000%	7/1/37	4,750,000	3,610,000	*(i)
Series WW	5.500%	7/1/38	800,000	612,000	*(i)
Series XX	5.250%	7/1/40	3,250,000	2,478,125	*(i)
Series ZZ, Refunding	5.000%	7/1/18	250,000	185,000	*(h)
Series ZZ, Refunding	5.250%	7/1/25	370,000	282,125	*(i)

Total Puerto Rico				22,614,750

Rhode Island - 0.3%
Providence, RI, Public Building Authority, General Revenue, Series A, NATL	5.375%	12/15/21	120,000	120,395

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report	23

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - (continued)
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	$2,500,000	$2,961,550
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,359,940
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,845,064

Total Rhode Island				7,286,949

South Carolina - 0.5%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	4,107,215
Refunding	5.000%	12/1/30	2,250,000	2,630,948
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,441,802	(d)
Series 2018	5.000%	7/1/37	2,000,000	2,407,300	(d)

Total South Carolina				12,587,265

Tennessee - 4.2%
Memphis-Shelby County, TN, Airport Authority Revenue:
Series C	5.000%	7/1/20	6,390,000	6,513,199	(d)
Series C	5.000%	7/1/21	4,795,000	5,072,918	(d)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	3,200,000	3,842,080
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,800,975
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,776,435	(d)
Series B	5.000%	7/1/26	1,750,000	2,115,802	(d)
Tennessee Energy Acquisition Corp., Gas Revenue:
Series A	5.250%	9/1/20	31,000,000	31,754,850
Series A	5.250%	9/1/23	15,000,000	16,870,500
Series A	5.250%	9/1/24	6,885,000	7,943,638
Series C	5.000%	2/1/24	25,000,000	28,140,250

Total Tennessee				105,830,647

See Notes to Schedule of Investments.

24	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 11.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF-GTD	5.000%	12/1/34	$650,000	$784,024
Uplift Education, Series A, Refunding, PSF-GTD	5.000%	12/1/36	915,000	1,097,533
Uplift Education, Series A, Refunding, PSF-GTD	5.000%	12/1/37	700,000	836,759
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	4,220,250
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	3,154,433	(d)
Series B	5.000%	11/15/30	5,640,000	7,172,783	(d)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,880,295
GO	5.000%	2/15/30	2,000,000	2,494,620
GO	5.000%	2/15/31	2,250,000	2,793,037
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	11,453,900
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	11,438,000
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	8,907,900
Series A, Refunding	5.000%	12/1/35	5,000,000	5,932,400
Series A, Refunding	5.000%	12/1/36	4,250,000	5,035,230
Frisco, TX, Independent School District:
Series D, Refunding, PSF-GTD	4.000%	8/15/41	1,500,000	1,709,085
Series D, Refunding, PSF-GTD	4.000%	8/15/42	1,100,000	1,250,414
Galveston, TX, Wharves & Terminal Revenue:
Refunding	5.000%	2/1/22	2,055,000	2,132,905
Refunding	5.000%	2/1/26	2,000,000	2,066,260
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,059,580	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	736,416
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	10,493,100

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report	25

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Public Improvement Project, Series A, Refunding	5.000%	3/1/31	$10,535,000	$13,336,678
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,500,000	1,794,435	(d)
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	5,383,305	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	3,243,684	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,751,615	(d)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	2,091,973
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	2,249,262
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,773,900
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,765,200
Hurst-Euless-Bedford, TX, Independent School District, GO, PSF-GTD	4.000%	8/15/41	1,000,000	1,131,640
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,486,525	(d)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	3,808,225	(d)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,343,061	(d)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,424,177	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	250,000	277,593
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,959,600
First Tier, Series A, Refunding	5.000%	1/1/34	700,000	946,932
First Tier, Series A, Refunding	5.000%	1/1/35	400,000	546,316
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	599,385
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,559,893
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	20,050,865
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,513,200
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	4,286,555	(d)
Series A, Refunding	5.000%	10/1/37	3,425,000	4,176,034	(d)
Series A, Refunding	5.000%	10/1/38	3,500,000	4,251,940	(d)

See Notes to Schedule of Investments.

26	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Prosper, TX, ISD:
Unlimited Tax School Building, PSF-GTD	5.000%	2/15/41	$3,290,000	$4,078,185
Unlimited Tax School Building, PSF-GTD	5.000%	2/15/44	5,250,000	6,464,430
SA Energy Acquisition PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,122,600
Socorro, TX, ISD, GO, School Building, PSF-GTD, PSF-GTD	5.000%	8/15/41	5,200,000	6,219,824
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	2,099,738
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	1,890,000	2,197,201
Texas Public Finance Authority, Lease Revenue:
Refunding	4.000%	2/1/35	2,000,000	2,307,300
Refunding	4.000%	2/1/36	2,325,000	2,673,889
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	20,920,000	24,630,371
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/20	5,750,000	5,944,062
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	13,010,000	15,810,533
University of Texas, TX, System Revenue, Financing System Board of Regents, Series B	5.000%	8/15/29	9,500,000	12,442,055
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	2,364,999

Total Texas				282,756,104

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	1,490,000	1,496,526
Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	3,565,000	3,584,394

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report	27

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - (continued)
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	$750,000	$750,000
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,650,000	3,659,271

Total U.S. Virgin Islands				9,490,191

Utah - 0.4%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,582,330	(d)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,481,939
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	2,226,749
Series 2019	4.000%	10/15/33	600,000	644,460
Series 2019	4.000%	10/15/36	1,000,000	1,070,500

Total Utah				9,005,978

Vermont - 0.0%
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,233,520

Virginia - 1.2%
Hampton Roads, VA, Transportation Accountability Commission, Intermediate Lien, Series A	5.000%	7/1/22	5,000,000	5,471,800
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,719,630
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,909,195	(d)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,950,623	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/24	2,900,000	3,145,021	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/25	3,875,000	4,197,865	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	1/1/26	3,290,000	3,562,050	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/26	4,700,000	5,084,554	(d)

Total Virginia				30,040,738

See Notes to Schedule of Investments.

28	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 1.8%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	$5,000,000	$5,923,600
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	10,154,100
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	11,906,000
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,918,400	(d)
Series 2019	5.000%	4/1/32	2,775,000	3,430,316	(d)
Series A	5.000%	5/1/36	4,000,000	4,748,360	(d)
Port of Seattle, WA, Revenue, Series B, Refunding	5.000%	9/1/24	2,300,000	2,439,311	(d)
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,900,000	3,423,363	(a)(b)

Total Washington				45,943,450

West Virginia - 0.5%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	6,500,000	6,642,155	(a)(b)(d)
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	3,750,000	4,777,613	(a)(b)

Total West Virginia				11,419,768

Wisconsin - 1.1%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,886,149
Series A, Refunding	5.000%	11/1/32	2,000,000	2,295,240
Series A, Refunding	5.000%	11/1/33	2,000,000	2,291,980
Series A, Refunding	5.000%	11/1/34	2,000,000	2,288,620
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	3,348,184	(c)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,500,000	1,612,110	(c)
Fellowship Senior Living Project, Series A	5.000%	1/1/35	3,345,000	3,972,455
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	8,322,860

Total Wisconsin				27,017,598

TOTAL MUNICIPAL BONDS (Cost - $2,237,540,622)				2,366,973,488

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report	29

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	8/15/51	$7,324,518	$7,386,044	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	8/15/51	4,120,042	4,055,963	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $11,346,695)				11,442,007

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost - $989,420)			200	383,588	*(k)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,249,876,737)				2,378,799,083

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.4%
MUNICIPAL BONDS - 5.4%
Alabama - 0.0%
Mobile County, AL, IDA Revenue, Exxonmobil Project, Refunding	1.600%	7/15/32	$200,000	200,000	(m)(n)

Colorado - 0.2%
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA-TD Bank N.A.	1.620%	11/15/39	4,200,000	4,200,000	(m)(n)

Florida - 0.1%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	1.680%	5/1/24	1,600,000	1,600,000	(d)(m)(n)

Idaho - 0.0%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC-U.S. Bank N.A.	1.620%	3/1/48	800,000	800,000	(m)(n)

Illinois - 0.0%
Illinois State Finance Authority Revenue, Edward Hospital Obligated Group, Series B-2, Refunding, LOC-TD Bank N.A.	1.620%	2/1/40	100,000	100,000	(m)(n)

Indiana - 0.7%
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series B, Refunding LOC-Wells Fargo Bank N.A.	1.580%	11/1/39	16,900,000	16,900,000	(m)(n)

See Notes to Schedule of Investments.

30	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.0%
Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	1.620%	7/1/27	$700,000	$700,000	(m)(n)

Minnesota - 0.4%
City of Rochester, MN, Health Care Facilities Financing Authority Revenue, Mayo Clinic, Series B, Refunding, SPA - Northern Trust Company	1.620%	11/15/38	300,000	300,000	(m)(n)
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Series C2, LOC - Wells Fargo Bank N.A.	1.620%	11/15/34	8,900,000	8,900,000	(m)(n)

Total Minnesota				9,200,000

Mississippi - 0.9%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	1.600%	12/1/30	500,000	500,000	(m)(n)
Chevron USA Inc. Project, Series B	1.600%	11/1/35	300,000	300,000	(m)(n)
Chevron USA Inc. Project, Series C	1.600%	12/1/30	9,065,000	9,065,000	(m)(n)
Chevron USA Inc. Project, Series D	1.600%	11/1/35	5,100,000	5,100,000	(m)(n)
Chevron USA Inc. Project, Series F	1.600%	12/1/30	1,600,000	1,600,000	(m)(n)
Chevron USA Inc. Project, Series H	1.600%	11/1/35	3,000,000	3,000,000	(m)(n)
Chevron USA Inc. Project, Series I	1.600%	11/1/35	200,000	200,000	(m)(n)
Chevron USA Inc. Project, Series K	1.600%	11/1/35	600,000	600,000	(m)(n)
Chevron USA Inc. Project, Series L	1.600%	11/1/35	1,680,000	1,680,000	(m)(n)

Total Mississippi				22,045,000

New York - 1.8%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	1.600%	11/1/38	19,900,000	19,900,000	(m)(n)
MTA, NY, Revenue, Transportation, Subordinate, Subseries E-1, LOC - U.S. Bank N.A.	1.660%	11/15/50	100,000	100,000	(m)(n)
New York City, NY, GO:
Subordinated, Subseries I-4, LOC - TD Bank N.A.	1.700%	4/1/36	2,400,000	2,400,000	(m)(n)
Subseries G-6, LOC - Mizuho Bank Ltd.	1.670%	4/1/42	500,000	500,000	(m)(n)
New York City, NY, HDC, MFH Revenue, Sustainable Neighborhood, Series C-4, SPA - Wells Fargo Bank N.A.	1.630%	5/1/57	200,000	200,000	(m)(n)
New York City, NY, Health & Hospital Corp.
Revenue, Health System, Series D, LOC - JPMorgan Chase & Co.	1.440%	2/15/26	500,000	500,000	(m)(n)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report	31

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA Future Tax Secured Revenue:
Subordinated, Series A, SPA - JPMorgan Chase & Co.	1.670%	8/1/45	$1,100,000	$1,100,000	(m)(n)
Subordinated, Series C-5 LOC - Sumitomo Mitsui Banking	1.620%	11/1/41	200,000	200,000	(m)(n)
New York City, NY, Water & Sewer System Revenue, Series W, SPA - Bank of America N.A.	1.570%	6/15/33	3,000,000	3,000,000	(m)(n)
New York State Dormitory Authority Revenue, Series D LOC - TD Bank N.A.	1.600%	7/1/31	3,200,000	3,200,000	(m)(n)
New York State HFA Revenue:
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thueringen	1.660%	11/1/46	100,000	100,000	(m)(n)
55 West 25th Street Housing, Series A, LOC - FNMA	1.710%	11/15/38	400,000	400,000	(d)(m)(n)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	1.670%	3/15/33	100,000	100,000	(m)(n)
Onondaga County, NY, Trust for Cultural Resource Revenue, Syracuse University Project, Series A, LOC - Wells Fargo Bank N.A.	1.580%	12/1/29	13,000,000	13,000,000	(m)(n)

Total New York				44,700,000

North Carolina - 0.0%
Raleigh, NC, COP, Downtown Improvement Project, Series B-1, SPA - Wells Fargo Bank N.A.	1.620%	2/1/34	800,000	800,000	(m)(n)

Pennsylvania - 0.1%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	1.750%	5/1/31	600,000	600,000	(m)(n)
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	1.600%	12/1/38	3,500,000	3,500,000	(m)(n)

Total Pennsylvania				4,100,000

South Carolina - 0.0%
North Charleston, SC, Tax Increment Revenue, Charleston Naval Complex Redevelopment Plan Project, SPA - Bank of America N.A.	1.700%	9/1/37	700,000	700,000	(m)(n)

Texas -1.2%
Gulf Coast, TX, IDA Revenue, Exxon Mobil Project	1.700%	11/1/41	20,000,000	20,000,000	(m)(n)

See Notes to Schedule of Investments.

32	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-2, Refunding	1.680%	12/1/41	$200,000	$200,000	(m)(n)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
Exxon Mobile Corp., Subordinated, Series B-4, Refunding	1.630%	3/1/33	340,000	340,000	(d)(m)(n)
Series A, Refunding	1.600%	11/1/29	500,000	500,000	(m)(n)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dalls Project, Series A LOC - TD Bank N.A.	1.700%	10/1/41	7,300,000	7,300,000	(m)(n)
University of Texas, TX, Permanent University Fund Revenue, Series A	1.600%	7/1/38	790,000	790,000	(m)(n)
University of Texas, TX, System Revenue, Financing System, Series B	1.600%	8/1/39	400,000	400,000	(m)(n)

Total Texas				29,530,000

Utah - 0.0%
Utah County, UT, Hospital Revenue, Series C, SPA - TD Bank N.A.	1.570%	5/15/58	1,050,000	1,050,000	(m)(n)

Vermont - 0.0%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, Series A, LOC - TD Bank N.A.	1.620%	10/1/38	100,000	100,000	(m)(n)

Washington - 0.0%
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC - Wells Fargo Bank N.A.	1.650%	10/1/29	100,000	100,000	(m)(n)
Panorama Project, Refunding, Series P, LOC - Wells Fargo Bank N.A.	1.650%	4/1/43	200,000	200,000	(m)(n)

Total Washington				300,000

Wisconsin - 0.0%
University of Wisconsin, WI, Hospitals & Clinics Authority Revenue, Series C, Refunding, SPA - BMO Harris Bank N.A.	1.630%	4/1/48	100,000	100,000	(m)(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $137,125,000)				137,125,000

TOTAL INVESTMENTS - 99.9% (Cost - $2,387,001,737)				2,515,924,083
Other Assets in Excess of Liabilities - 0.1%				2,737,060

TOTAL NET ASSETS - 100.0%				$2,518,661,143

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report	33

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	The maturity principal is currently in default as of December 31, 2019.

(i)	The coupon payment on these securities is currently in default as of December 31, 2019.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(n)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

34	Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

Abbreviations used in this schedule:

AGC	—	Assured Guaranty Corporation - Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation - Insured Bonds
BAM	—	Build America Mutual - Insured Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation - Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PFC	—	Public Facilities Corporation
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
SCAGO	—	South Carolina Association of Government Organizations
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SPA	—	Standby Bond Purchase Agreement - Insured Bonds
TFA	—	Transitional Finance Authority
UPMC	—	University of Pittsburgh Medical Center

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2019 Quarterly Report	35

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

36

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

37

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,366,973,488	—	$2,366,973,488
Collateralized Mortgage Obligations	—	11,442,007	—	11,442,007
Statutory Trust Certificates	—	—	$383,588	383,588

Total Long-Term Investments	—	2,378,415,495	383,588	2,378,799,083

Short-Term Investments†	—	137,125,000	—	137,125,000

Total Investments	—	$2,515,540,495	$383,588	$2,515,924,083

†	See Schedule of Investments for additional detailed categorizations.

38